Commitments And Contingencies (ANDR) - Additional Information (Detail3) - USD ($) $ / shares in Units, $ in Thousands	Sep. 06, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Zapata Computing, Inc. [Member]
Other Commitments [Line Items]
Purchase price of expected business acquisition	$ 200,000
Business acquisition, share price	$ 10